Tax Receivable Agreement (Details) - P3 Health Partners Inc. - Tax Receivable Agreement with Selling Equity Holders of P3 LLC	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of payment of tax savings realized	85.00%	85.00%
Retained percentage of cash savings	15.00%	15.00%